Financial Instruments Recognized in the Consolidated Statements of Financial Position and Related Effect on the Consolidated Statements of (Loss) - Schedule of Financial Instruments Recognized in the Consolidated Statements of Financial Position and Related Effect on the Consolidated Statements of (Loss) (Detail) - EUR (€)
€ in Thousands
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	€ 142,534	€ 260,985	€ 326,425
Financial liabilities, fair value	45,711	43,798	20,714
Long-term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value			4,681
Long term financial rent debt [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value			12
Short term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value			128
Short term financial rent debt [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value			21
Account payable and other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value			15,872
Carrying amount [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	45,711	43,798	20,714
Carrying amount [member] | Long-term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities			4,681
Carrying amount [member] | Long term financial rent debt [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities			12
Carrying amount [member] | Short term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities			128
Carrying amount [member] | Short term financial rent debt [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities			21
Carrying amount [member] | Account payable and other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities			15,872
Financial liabilities at amortised cost, category [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	45,711	43,798	20,714
Financial liabilities at amortised cost, category [member] | Long-term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities			4,681
Financial liabilities at amortised cost, category [member] | Long term financial rent debt [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities			12
Financial liabilities at amortised cost, category [member] | Short term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities			128
Financial liabilities at amortised cost, category [member] | Short term financial rent debt [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities			21
Financial liabilities at amortised cost, category [member] | Account payable and other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities			15,872
Long-term financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	3,012	2,745	2,711
Customer accounts receivables and related receivables [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	1,265	1,250
Other current financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	378	516	333
Cash and cash equivalent [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	137,880	256,473	323,381
Long-term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value	1,825	4,049
Long-term conditional advances [member] | Carrying amount [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	1,825	4,049
Long-term conditional advances [member] | Financial liabilities at amortised cost, category [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	1,825	4,049
Other long term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value	8,869	10,746
Other long term liabilities [member] | Carrying amount [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	8,869	10,746
Other long term liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	8,869	10,746
Short term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value	2,325	578
Short term conditional advances [member] | Carrying amount [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	2,325	578
Short term conditional advances [member] | Financial liabilities at amortised cost, category [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	2,325	578
Short term financial rent debt [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value		12
Short term financial rent debt [member] | Carrying amount [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		12
Short term financial rent debt [member] | Financial liabilities at amortised cost, category [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		12
Other short term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value	15,751	14,692
Other short term liabilities [member] | Carrying amount [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	15,751	14,692
Other short term liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	15,751	14,692
Account payable and other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value	16,941	13,720
Account payable and other liabilities [member] | Carrying amount [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	16,941	13,720
Account payable and other liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	16,941	13,720
Carrying amount [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	142,534	260,985	326,425
Carrying amount [member] | Long-term financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	3,012	2,745	2,711
Carrying amount [member] | Customer accounts receivables and related receivables [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	1,265	1,250
Carrying amount [member] | Other current financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	378	516	333
Carrying amount [member] | Cash and cash equivalent [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	137,880	256,473	323,381
Fair value through Consolidated Statements of (Loss) [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	139,213	257,783	324,746
Fair value through Consolidated Statements of (Loss) [member] | Long-term financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	1,333	1,310	1,365
Fair value through Consolidated Statements of (Loss) [member] | Cash and cash equivalent [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	137,880	256,473	323,381
Loans and receivables, category [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	3,321	3,202	1,679
Loans and receivables, category [member] | Long-term financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	1,679	1,435	1,346
Loans and receivables, category [member] | Customer accounts receivables and related receivables [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	1,265	1,250
Loans and receivables, category [member] | Other current financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	€ 378	€ 516	€ 333